Common Stock and Capital Surplus (Narrative) (Detail) - JPY (¥) ¥ in Millions	1 Months Ended
	Dec. 22, 2016	Jun. 13, 2016	Dec. 08, 2015	Jun. 16, 2015	Dec. 18, 2014	Mar. 31, 2017	Nov. 14, 2016	May 16, 2016	Nov. 13, 2015	May 15, 2015	Nov. 14, 2014
Common Stock [Member]
Treasury Stock:
Number of own shares repurchased	142,238,800	190,614,800	121,703,700	111,151,800	148,595,500
Approximate repurchase amount in aggregate of own shares based on the discretionary dealing contract	¥ 100,000	¥ 100,000	¥ 100,000	¥ 100,000	¥ 100,000
Aggregated number of shares allowed for repurchase							230,000,000	230,000,000	140,000,000	160,000,000	180,000,000
Percentage of shares allowed for repurchase over total number of outstanding shares							1.69%	1.67%	1.01%	1.14%	1.27%
Aggregate amount of shares allowed for repurchase							¥ 100,000	¥ 100,000	¥ 100,000	¥ 100,000	¥ 100,000
Under Companies Act [Member] | Minimum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to the common stock account						50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991						5.00%
Under Companies Act [Member] | Maximum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991						10.00%
BTMU and MUTB [Member] | Under Companies Act [Member] | Common Stock [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991						¥ 1,910,106
BTMU and MUTB [Member] | Under Companies Act [Member] | Unappropriated Retained Earnings [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991						¥ (1,910,106)